Other Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nontrade Receivable Currents [Abstract]
Prepayments and accrued income	$ 86	$ 80
Related Parties	2	3
Interest receivable	1	3
Exploration debtors	4	7
Deferred loan fees	2	5
Short-term loans	45	12
Royalties receivable	0	14
Other debtors	5	11
Total Other	$ 145	$ 135